Concentrations	12 Months Ended
Dec. 31, 2024
Concentrations [Abstract]
CONCENTRATIONS

NOTE 8 - CONCENTRATIONS

(a) Customers

For the years ended December 31, 2024, 2023 and 2022, the Company’s major customers, who accounted for more than 10% of the Company’s consolidated revenue, were as follows:

	Sales			Trade Receivable
	Year Ended December 31，			December 31,	December 31，
Major Customers	2024	2023	2022	2024	2023
Customer A	31%	19%	*	3%	4%
Customer B	22%	*	*	81%	*
Customer C	*	26%	26%	*	1%
Customer D	*	11%	*	*	4%

(b) Suppliers

For the years ended December 31, 2024, 2023 and 2022, the Company’s material suppliers, each of whom accounted for more than 10% of the Company’s total purchases, were as follows:

	Purchases			Accounts Payable
	Year Ended December 31，			December 31，	December 31，
Major Suppliers	2024	2023	2022	2024	2023
Zhejiang Kandi Supply Chain Management Co., Ltd.(1)	51%	20%	22%	28%	26%

(1)	Zhejiang Kandi Technologies owns 10% equity interest of the supplier.